Schedule III - Real Estate and Accumulated Depreciation Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 1,981,920
Land, initial cost	1,087,613
Buildings, equipment & improvement, initial cost	2,645,401
Additions (dispositions) (impairments) subsequent to acquisition	229,020
Land, gross amount	1,089,998
Buildings, equipment & improvement, gross amount	2,872,034
Fair value of Concord resort land received	3,962,032	$ 3,304,993
Accumulated depreciation	(534,303)	(465,660)
Deferred financing costs, net	(18,289)	$ (15,773)
Dallas Retail
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	0
Land, initial cost	3,060
Buildings, equipment & improvement, initial cost	15,281
Additions (dispositions) (impairments) subsequent to acquisition	18,862
Land, gross amount	3,060
Buildings, equipment & improvement, gross amount	34,143
Fair value of Concord resort land received	37,203
Accumulated depreciation	$ (13,006)
Depreciation life	40 years
Oakview 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,215
Buildings, equipment & improvement, initial cost	16,700
Additions (dispositions) (impairments) subsequent to acquisition	59
Land, gross amount	5,215
Buildings, equipment & improvement, gross amount	16,759
Fair value of Concord resort land received	21,974
Accumulated depreciation	$ (7,541)
Depreciation life	40 years
First Colony 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 15,052
Land, initial cost	0
Buildings, equipment & improvement, initial cost	19,100
Additions (dispositions) (impairments) subsequent to acquisition	67
Land, gross amount	0
Buildings, equipment & improvement, gross amount	19,167
Fair value of Concord resort land received	19,167
Accumulated depreciation	$ (8,625)
Depreciation life	40 years
Huebner Oaks 14
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,006
Buildings, equipment & improvement, initial cost	13,662
Additions (dispositions) (impairments) subsequent to acquisition	5,540
Land, gross amount	3,006
Buildings, equipment & improvement, gross amount	19,200
Fair value of Concord resort land received	22,206
Accumulated depreciation	$ (6,389)
Depreciation life	40 years
Lennox Town Center 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	12,685
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	12,685
Fair value of Concord resort land received	12,685
Accumulated depreciation	$ (5,550)
Depreciation life	40 years
Mission Valley 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	16,028
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	16,028
Fair value of Concord resort land received	16,028
Accumulated depreciation	$ (7,012)
Depreciation life	40 years
Ontario Mills 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,521
Buildings, equipment & improvement, initial cost	19,449
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,521
Buildings, equipment & improvement, gross amount	19,449
Fair value of Concord resort land received	24,970
Accumulated depreciation	$ (8,509)
Depreciation life	40 years
Studio 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,023
Buildings, equipment & improvement, initial cost	20,037
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	6,023
Buildings, equipment & improvement, gross amount	20,037
Fair value of Concord resort land received	26,060
Accumulated depreciation	$ (8,766)
Depreciation life	40 years
West Olive 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,985
Buildings, equipment & improvement, initial cost	12,601
Additions (dispositions) (impairments) subsequent to acquisition	4,075
Land, gross amount	4,985
Buildings, equipment & improvement, gross amount	16,676
Fair value of Concord resort land received	21,661
Accumulated depreciation	$ (5,921)
Depreciation life	40 years
Leawood Town Center 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 12,571
Land, initial cost	3,714
Buildings, equipment & improvement, initial cost	12,086
Additions (dispositions) (impairments) subsequent to acquisition	4,110
Land, gross amount	3,714
Buildings, equipment & improvement, gross amount	16,196
Fair value of Concord resort land received	19,910
Accumulated depreciation	$ (5,576)
Depreciation life	40 years
Gulf Pointe 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,304
Buildings, equipment & improvement, initial cost	21,496
Additions (dispositions) (impairments) subsequent to acquisition	76
Land, gross amount	4,304
Buildings, equipment & improvement, gross amount	21,572
Fair value of Concord resort land received	25,876
Accumulated depreciation	$ (9,662)
Depreciation life	40 years
South Barrington 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,577
Buildings, equipment & improvement, initial cost	27,723
Additions (dispositions) (impairments) subsequent to acquisition	98
Land, gross amount	6,577
Buildings, equipment & improvement, gross amount	27,821
Fair value of Concord resort land received	34,398
Accumulated depreciation	$ (12,404)
Depreciation life	40 years
Mesquite 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,912
Buildings, equipment & improvement, initial cost	20,288
Additions (dispositions) (impairments) subsequent to acquisition	4,885
Land, gross amount	2,912
Buildings, equipment & improvement, gross amount	25,173
Fair value of Concord resort land received	28,085
Accumulated depreciation	$ (9,279)
Depreciation life	40 years
Hampton Town Center 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,822
Buildings, equipment & improvement, initial cost	24,678
Additions (dispositions) (impairments) subsequent to acquisition	88
Land, gross amount	3,822
Buildings, equipment & improvement, gross amount	24,766
Fair value of Concord resort land received	28,588
Accumulated depreciation	$ (10,835)
Depreciation life	40 years
Broward 18
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,771
Buildings, equipment & improvement, initial cost	9,899
Additions (dispositions) (impairments) subsequent to acquisition	3,845
Land, gross amount	6,771
Buildings, equipment & improvement, gross amount	13,744
Fair value of Concord resort land received	20,515
Accumulated depreciation	$ (6,284)
Depreciation life	40 years
Raleigh Grande 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,919
Buildings, equipment & improvement, initial cost	5,559
Additions (dispositions) (impairments) subsequent to acquisition	951
Land, gross amount	2,919
Buildings, equipment & improvement, gross amount	6,510
Fair value of Concord resort land received	9,429
Accumulated depreciation	$ (2,534)
Depreciation life	40 years
Paradise 24 and XD [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,000
Buildings, equipment & improvement, initial cost	13,000
Additions (dispositions) (impairments) subsequent to acquisition	8,512
Land, gross amount	2,000
Buildings, equipment & improvement, gross amount	21,512
Fair value of Concord resort land received	23,512
Accumulated depreciation	$ (9,053)
Depreciation life	40 years
Aliso Viejo Stadium 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	8,000
Buildings, equipment & improvement, initial cost	14,000
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	8,000
Buildings, equipment & improvement, gross amount	14,000
Fair value of Concord resort land received	22,000
Accumulated depreciation	$ (5,950)
Depreciation life	40 years
Boise Stadium 22 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	16,003
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	16,003
Fair value of Concord resort land received	16,003
Accumulated depreciation	$ (6,801)
Depreciation life	40 years
Mesquite Retail Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,119
Buildings, equipment & improvement, initial cost	990
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,119
Buildings, equipment & improvement, gross amount	990
Fair value of Concord resort land received	4,109
Accumulated depreciation	$ (318)
Depreciation life	40 years
Westminster Promenade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,205
Buildings, equipment & improvement, initial cost	12,600
Additions (dispositions) (impairments) subsequent to acquisition	9,509
Land, gross amount	6,205
Buildings, equipment & improvement, gross amount	22,109
Fair value of Concord resort land received	28,314
Accumulated depreciation	$ (15,043)
Depreciation life	40 years
Westminster Promenade 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 4,813
Land, initial cost	5,850
Buildings, equipment & improvement, initial cost	17,314
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,850
Buildings, equipment & improvement, gross amount	17,314
Fair value of Concord resort land received	23,164
Accumulated depreciation	$ (6,096)
Depreciation life	40 years
Woodridge 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	9,926
Buildings, equipment & improvement, initial cost	8,968
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	9,926
Buildings, equipment & improvement, gross amount	8,968
Fair value of Concord resort land received	18,894
Accumulated depreciation	$ (3,699)
Depreciation life	40 years
Cary Crossroads Stadium 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,352
Buildings, equipment & improvement, initial cost	11,653
Additions (dispositions) (impairments) subsequent to acquisition	155
Land, gross amount	3,352
Buildings, equipment & improvement, gross amount	11,808
Fair value of Concord resort land received	15,160
Accumulated depreciation	$ (4,723)
Depreciation life	40 years
Starlight 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,000
Buildings, equipment & improvement, initial cost	12,809
Additions (dispositions) (impairments) subsequent to acquisition	1,452
Land, gross amount	6,000
Buildings, equipment & improvement, gross amount	14,261
Fair value of Concord resort land received	20,261
Accumulated depreciation	$ (5,966)
Depreciation life	40 years
Palm Promenade 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	7,500
Buildings, equipment & improvement, initial cost	17,750
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	7,500
Buildings, equipment & improvement, gross amount	17,750
Fair value of Concord resort land received	25,250
Accumulated depreciation	$ (7,063)
Depreciation life	40 years
Gulf Pointe Retail Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,653
Buildings, equipment & improvement, initial cost	1,365
Additions (dispositions) (impairments) subsequent to acquisition	686
Land, gross amount	3,408
Buildings, equipment & improvement, gross amount	2,296
Fair value of Concord resort land received	5,704
Accumulated depreciation	$ (2,296)
Depreciation life	40 years
Clearview Palace 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	11,740
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	11,740
Fair value of Concord resort land received	11,740
Accumulated depreciation	$ (4,060)
Depreciation life	40 years
Elmwood Palace 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,264
Buildings, equipment & improvement, initial cost	14,820
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,264
Buildings, equipment & improvement, gross amount	14,820
Fair value of Concord resort land received	20,084
Accumulated depreciation	$ (5,125)
Depreciation life	40 years
Hammond Palace 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,404
Buildings, equipment & improvement, initial cost	6,780
Additions (dispositions) (impairments) subsequent to acquisition	(565)
Land, gross amount	1,839
Buildings, equipment & improvement, gross amount	6,780
Fair value of Concord resort land received	8,619
Accumulated depreciation	$ (2,345)
Depreciation life	40 years
Houma Palace 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,404
Buildings, equipment & improvement, initial cost	6,780
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,404
Buildings, equipment & improvement, gross amount	6,780
Fair value of Concord resort land received	9,184
Accumulated depreciation	$ (2,345)
Depreciation life	40 years
Westbank Palace 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,378
Buildings, equipment & improvement, initial cost	12,330
Additions (dispositions) (impairments) subsequent to acquisition	(112)
Land, gross amount	4,266
Buildings, equipment & improvement, gross amount	12,330
Fair value of Concord resort land received	16,596
Accumulated depreciation	$ (4,264)
Depreciation life	40 years
Cherrydale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,660
Buildings, equipment & improvement, initial cost	7,570
Additions (dispositions) (impairments) subsequent to acquisition	206
Land, gross amount	1,660
Buildings, equipment & improvement, gross amount	7,776
Fair value of Concord resort land received	9,436
Accumulated depreciation	$ (2,605)
Depreciation life	40 years
Forum 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,975
Buildings, equipment & improvement, initial cost	17,956
Additions (dispositions) (impairments) subsequent to acquisition	3,400
Land, gross amount	5,975
Buildings, equipment & improvement, gross amount	21,356
Fair value of Concord resort land received	27,331
Accumulated depreciation	$ (8,669)
Depreciation life	40 years
Olathe Studio 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,000
Buildings, equipment & improvement, initial cost	15,935
Additions (dispositions) (impairments) subsequent to acquisition	3,014
Land, gross amount	4,000
Buildings, equipment & improvement, gross amount	18,949
Fair value of Concord resort land received	22,949
Accumulated depreciation	$ (6,061)
Depreciation life	40 years
Livonia 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,500
Buildings, equipment & improvement, initial cost	17,525
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,500
Buildings, equipment & improvement, gross amount	17,525
Fair value of Concord resort land received	22,025
Accumulated depreciation	$ (5,878)
Depreciation life	40 years
Hoffman Center 22 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	22,035
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	22,035
Fair value of Concord resort land received	22,035
Accumulated depreciation	$ (7,299)
Depreciation life	40 years
Colonel Glenn 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,858
Buildings, equipment & improvement, initial cost	7,990
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,858
Buildings, equipment & improvement, gross amount	7,990
Fair value of Concord resort land received	11,848
Accumulated depreciation	$ (2,613)
Depreciation life	40 years
AmStar 16-Macon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 5,260
Land, initial cost	1,982
Buildings, equipment & improvement, initial cost	5,056
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,982
Buildings, equipment & improvement, gross amount	5,056
Fair value of Concord resort land received	7,038
Accumulated depreciation	$ (1,612)
Depreciation life	40 years
Star Southfield Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	8,000
Buildings, equipment & improvement, initial cost	20,518
Additions (dispositions) (impairments) subsequent to acquisition	6,230
Land, gross amount	8,000
Buildings, equipment & improvement, gross amount	26,748
Fair value of Concord resort land received	34,748
Accumulated depreciation	$ (13,925)
Depreciation life	15 years
South Wind 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 3,908
Land, initial cost	1,500
Buildings, equipment & improvement, initial cost	3,526
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,500
Buildings, equipment & improvement, gross amount	3,526
Fair value of Concord resort land received	5,026
Accumulated depreciation	$ (1,109)
Depreciation life	40 years
New Roc City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,100
Buildings, equipment & improvement, initial cost	97,696
Additions (dispositions) (impairments) subsequent to acquisition	1,359
Land, gross amount	6,100
Buildings, equipment & improvement, gross amount	99,055
Fair value of Concord resort land received	105,155
Accumulated depreciation	$ (32,660)
Depreciation life	40 years
Columbiana Grande Stadium 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 6,682
Land, initial cost	1,000
Buildings, equipment & improvement, initial cost	10,534
Additions (dispositions) (impairments) subsequent to acquisition	(2,447)
Land, gross amount	1,000
Buildings, equipment & improvement, gross amount	8,087
Fair value of Concord resort land received	9,087
Accumulated depreciation	$ (2,514)
Depreciation life	40 years
Harbour View Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,382
Buildings, equipment & improvement, initial cost	9,971
Additions (dispositions) (impairments) subsequent to acquisition	6,858
Land, gross amount	4,471
Buildings, equipment & improvement, gross amount	15,740
Fair value of Concord resort land received	20,211
Accumulated depreciation	$ (3,359)
Depreciation life	40 years
Cobb Grand 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	7,985
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	7,985
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	7,985
Accumulated depreciation	0
Deer Valley 30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	0
Land, initial cost	4,276
Buildings, equipment & improvement, initial cost	15,934
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,276
Buildings, equipment & improvement, gross amount	15,934
Fair value of Concord resort land received	20,210
Accumulated depreciation	$ (4,681)
Depreciation life	40 years
Hamilton 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,869
Buildings, equipment & improvement, initial cost	18,143
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,869
Buildings, equipment & improvement, gross amount	18,143
Fair value of Concord resort land received	23,012
Accumulated depreciation	$ (5,329)
Depreciation life	40 years
Kanata Entertainment Centrum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	9,104
Buildings, equipment & improvement, initial cost	33,203
Additions (dispositions) (impairments) subsequent to acquisition	26,054
Land, gross amount	9,104
Buildings, equipment & improvement, gross amount	59,257
Fair value of Concord resort land received	68,361
Accumulated depreciation	$ (16,481)
Depreciation life	40 years
Mesa Grand 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 12,776
Land, initial cost	4,446
Buildings, equipment & improvement, initial cost	16,565
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,446
Buildings, equipment & improvement, gross amount	16,565
Fair value of Concord resort land received	21,011
Accumulated depreciation	$ (4,866)
Depreciation life	40 years
Mississauga Entertainment Centrum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	8,358
Buildings, equipment & improvement, initial cost	15,947
Additions (dispositions) (impairments) subsequent to acquisition	14,946
Land, gross amount	10,992
Buildings, equipment & improvement, gross amount	28,259
Fair value of Concord resort land received	39,251
Accumulated depreciation	$ (7,429)
Depreciation life	40 years
Oakville Entertainment Centrum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	9,104
Buildings, equipment & improvement, initial cost	21,434
Additions (dispositions) (impairments) subsequent to acquisition	3,944
Land, gross amount	9,104
Buildings, equipment & improvement, gross amount	25,378
Fair value of Concord resort land received	34,482
Accumulated depreciation	$ (7,614)
Depreciation life	40 years
Whitby Entertainment Centrum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	9,248
Buildings, equipment & improvement, initial cost	19,905
Additions (dispositions) (impairments) subsequent to acquisition	21,094
Land, gross amount	11,878
Buildings, equipment & improvement, gross amount	38,369
Fair value of Concord resort land received	50,247
Accumulated depreciation	$ (11,111)
Depreciation life	40 years
Cantera Retail Shops [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,919
Buildings, equipment & improvement, initial cost	900
Additions (dispositions) (impairments) subsequent to acquisition	(1,936)
Land, gross amount	1,983
Buildings, equipment & improvement, gross amount	900
Fair value of Concord resort land received	2,883
Accumulated depreciation	$ (675)
Depreciation life	15 years
Grand Prairie 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,948
Buildings, equipment & improvement, initial cost	11,177
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,948
Buildings, equipment & improvement, gross amount	11,177
Fair value of Concord resort land received	14,125
Accumulated depreciation	$ (3,190)
Depreciation life	40 years
The Grand 16-Layafette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 7,402
Land, initial cost	0
Buildings, equipment & improvement, initial cost	10,318
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	10,318
Fair value of Concord resort land received	10,318
Accumulated depreciation	$ (2,961)
Depreciation life	40 years
North East Mall 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 11,978
Land, initial cost	5,000
Buildings, equipment & improvement, initial cost	11,729
Additions (dispositions) (impairments) subsequent to acquisition	1,015
Land, gross amount	5,000
Buildings, equipment & improvement, gross amount	12,744
Fair value of Concord resort land received	17,744
Accumulated depreciation	$ (3,542)
Depreciation life	40 years
Avenue 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,817
Buildings, equipment & improvement, initial cost	8,830
Additions (dispositions) (impairments) subsequent to acquisition	320
Land, gross amount	3,817
Buildings, equipment & improvement, gross amount	9,150
Fair value of Concord resort land received	12,967
Accumulated depreciation	$ (2,516)
Depreciation life	40 years
The Grand 18-D'lberville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 9,381
Land, initial cost	2,001
Buildings, equipment & improvement, initial cost	8,043
Additions (dispositions) (impairments) subsequent to acquisition	1,636
Land, gross amount	1,205
Buildings, equipment & improvement, gross amount	10,475
Fair value of Concord resort land received	11,680
Accumulated depreciation	$ (2,781)
Depreciation life	40 years
Mayfaire Stadium 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 6,306
Land, initial cost	1,650
Buildings, equipment & improvement, initial cost	7,047
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,650
Buildings, equipment & improvement, gross amount	7,047
Fair value of Concord resort land received	8,697
Accumulated depreciation	$ (1,923)
Depreciation life	40 years
Burbank Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	16,584
Buildings, equipment & improvement, initial cost	35,016
Additions (dispositions) (impairments) subsequent to acquisition	7,097
Land, gross amount	16,584
Buildings, equipment & improvement, gross amount	42,113
Fair value of Concord resort land received	58,697
Accumulated depreciation	$ (10,563)
Depreciation life	40 years
East Ridge 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 10,360
Land, initial cost	2,799
Buildings, equipment & improvement, initial cost	11,467
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,799
Buildings, equipment & improvement, gross amount	11,467
Fair value of Concord resort land received	14,266
Accumulated depreciation	$ (3,106)
Depreciation life	40 years
The Grand 14-Conroe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,836
Buildings, equipment & improvement, initial cost	8,230
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,836
Buildings, equipment & improvement, gross amount	8,230
Fair value of Concord resort land received	10,066
Accumulated depreciation	$ (2,159)
Depreciation life	40 years
Washington Square 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 4,173
Land, initial cost	1,481
Buildings, equipment & improvement, initial cost	4,565
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,481
Buildings, equipment & improvement, gross amount	4,565
Fair value of Concord resort land received	6,046
Accumulated depreciation	$ (1,198)
Depreciation life	40 years
The Grand 18-Hattiesburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 8,470
Land, initial cost	1,978
Buildings, equipment & improvement, initial cost	7,733
Additions (dispositions) (impairments) subsequent to acquisition	2,432
Land, gross amount	1,978
Buildings, equipment & improvement, gross amount	10,165
Fair value of Concord resort land received	12,143
Accumulated depreciation	$ (2,529)
Depreciation life	40 years
Mad River Mountain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,108
Buildings, equipment & improvement, initial cost	5,994
Additions (dispositions) (impairments) subsequent to acquisition	162
Land, gross amount	5,251
Buildings, equipment & improvement, gross amount	6,013
Fair value of Concord resort land received	11,264
Accumulated depreciation	$ (2,700)
Depreciation life	40 years
Arroyo Grand Staduim 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 4,076
Land, initial cost	2,641
Buildings, equipment & improvement, initial cost	3,810
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,641
Buildings, equipment & improvement, gross amount	3,810
Fair value of Concord resort land received	6,451
Accumulated depreciation	$ (961)
Depreciation life	40 years
Auburn Stadium 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 5,288
Land, initial cost	2,178
Buildings, equipment & improvement, initial cost	6,185
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,178
Buildings, equipment & improvement, gross amount	6,185
Fair value of Concord resort land received	8,363
Accumulated depreciation	$ (1,559)
Depreciation life	40 years
Manchester Stadium 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 9,667
Land, initial cost	7,600
Buildings, equipment & improvement, initial cost	11,613
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	7,600
Buildings, equipment & improvement, gross amount	11,613
Fair value of Concord resort land received	19,213
Accumulated depreciation	$ (3,299)
Depreciation life	40 years
Modesto Stadium 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 3,959
Land, initial cost	2,542
Buildings, equipment & improvement, initial cost	3,910
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,542
Buildings, equipment & improvement, gross amount	3,910
Fair value of Concord resort land received	6,452
Accumulated depreciation	$ (986)
Depreciation life	40 years
Columbia 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	12,204
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	12,204
Fair value of Concord resort land received	12,204
Accumulated depreciation	$ (2,975)
Depreciation life	40 years
Firewheel 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 13,171
Land, initial cost	8,028
Buildings, equipment & improvement, initial cost	14,825
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	8,028
Buildings, equipment & improvement, gross amount	14,825
Fair value of Concord resort land received	22,853
Accumulated depreciation	$ (3,614)
Depreciation life	40 years
White Oak Stadium 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,305
Buildings, equipment & improvement, initial cost	6,899
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,305
Buildings, equipment & improvement, gross amount	6,899
Fair value of Concord resort land received	8,204
Accumulated depreciation	$ (1,667)
Depreciation life	40 years
The Grand 18 - Winston Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	12,153
Additions (dispositions) (impairments) subsequent to acquisition	1,925
Land, gross amount	0
Buildings, equipment & improvement, gross amount	14,078
Fair value of Concord resort land received	14,078
Accumulated depreciation	$ (3,343)
Depreciation life	40 years
Valley Bend 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,508
Buildings, equipment & improvement, initial cost	14,802
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,508
Buildings, equipment & improvement, gross amount	14,802
Fair value of Concord resort land received	18,310
Accumulated depreciation	$ (3,454)
Depreciation life	40 years
Cityplace 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,125
Buildings, equipment & improvement, initial cost	12,216
Additions (dispositions) (impairments) subsequent to acquisition	2,308
Land, gross amount	5,125
Buildings, equipment & improvement, gross amount	14,524
Fair value of Concord resort land received	19,649
Accumulated depreciation	$ (5,609)
Depreciation life	40 years
Pensacola Bayou 15 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,316
Buildings, equipment & improvement, initial cost	15,099
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,316
Buildings, equipment & improvement, gross amount	15,099
Fair value of Concord resort land received	20,415
Accumulated depreciation	$ (3,397)
Depreciation life	40 years
The Grand 16-Slidell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 10,635
Land, initial cost	0
Buildings, equipment & improvement, initial cost	11,499
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	11,499
Fair value of Concord resort land received	11,499
Accumulated depreciation	$ (2,587)
Depreciation life	40 years
The Grand 16 - Pier Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,486
Buildings, equipment & improvement, initial cost	11,156
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	6,486
Buildings, equipment & improvement, gross amount	11,156
Fair value of Concord resort land received	17,642
Accumulated depreciation	$ (2,394)
Depreciation life	40 years
Austell Promenade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,596
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,596
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	1,596
Accumulated depreciation	0
Stadium 14 Cinema [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	0
Land, initial cost	2,505
Buildings, equipment & improvement, initial cost	7,323
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,505
Buildings, equipment & improvement, gross amount	7,323
Fair value of Concord resort land received	9,828
Accumulated depreciation	$ (1,526)
Depreciation life	40 years
Harvard Avenue Charter School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	640
Buildings, equipment & improvement, initial cost	5,613
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	640
Buildings, equipment & improvement, gross amount	5,613
Fair value of Concord resort land received	6,253
Accumulated depreciation	$ (94)
Depreciation life	30 years
The Grand 18 - Four Seasons Stations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	12,606
Additions (dispositions) (impairments) subsequent to acquisition	914
Land, gross amount	0
Buildings, equipment & improvement, gross amount	13,520
Fair value of Concord resort land received	13,520
Accumulated depreciation	$ (2,671)
Depreciation life	40 years
Glendora 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	10,588
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	10,588
Fair value of Concord resort land received	10,588
Accumulated depreciation	$ (1,897)
Depreciation life	40 years
Harbour View Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,256
Buildings, equipment & improvement, initial cost	9,206
Additions (dispositions) (impairments) subsequent to acquisition	5,152
Land, gross amount	3,298
Buildings, equipment & improvement, gross amount	14,316
Fair value of Concord resort land received	17,614
Accumulated depreciation	$ (3,390)
Depreciation life	40 years
Ann Arbor 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,716
Buildings, equipment & improvement, initial cost	227
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,716
Buildings, equipment & improvement, gross amount	227
Fair value of Concord resort land received	4,943
Accumulated depreciation	$ (34)
Depreciation life	40 years
Buckland Hills 18, Manchester, CT [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,628
Buildings, equipment & improvement, initial cost	11,474
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,628
Buildings, equipment & improvement, gross amount	11,474
Fair value of Concord resort land received	15,102
Accumulated depreciation	$ (1,721)
Depreciation life	40 years
Centreville 12
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,628
Buildings, equipment & improvement, initial cost	1,769
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,628
Buildings, equipment & improvement, gross amount	1,769
Fair value of Concord resort land received	5,397
Accumulated depreciation	$ (265)
Depreciation life	40 years
Davenport 18 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,599
Buildings, equipment & improvement, initial cost	6,068
Additions (dispositions) (impairments) subsequent to acquisition	(35)
Land, gross amount	3,564
Buildings, equipment & improvement, gross amount	6,068
Fair value of Concord resort land received	9,632
Accumulated depreciation	$ (910)
Depreciation life	40 years
Fairfax Corner 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,630
Buildings, equipment & improvement, initial cost	11,791
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,630
Buildings, equipment & improvement, gross amount	11,791
Fair value of Concord resort land received	14,421
Accumulated depreciation	$ (1,769)
Depreciation life	40 years
Flint West 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,270
Buildings, equipment & improvement, initial cost	1,723
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,270
Buildings, equipment & improvement, gross amount	1,723
Fair value of Concord resort land received	2,993
Accumulated depreciation	$ (258)
Depreciation life	40 years
Hazlet 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,719
Buildings, equipment & improvement, initial cost	4,716
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,719
Buildings, equipment & improvement, gross amount	4,716
Fair value of Concord resort land received	8,435
Accumulated depreciation	$ (707)
Depreciation life	40 years
Huber Heights 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	970
Buildings, equipment & improvement, initial cost	3,891
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	970
Buildings, equipment & improvement, gross amount	3,891
Fair value of Concord resort land received	4,861
Accumulated depreciation	$ (584)
Depreciation life	40 years
North Haven 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,442
Buildings, equipment & improvement, initial cost	1,061
Additions (dispositions) (impairments) subsequent to acquisition	2,000
Land, gross amount	5,442
Buildings, equipment & improvement, gross amount	3,061
Fair value of Concord resort land received	8,503
Accumulated depreciation	$ (1,078)
Depreciation life	40 years
Preston Crossing 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,379
Buildings, equipment & improvement, initial cost	3,311
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,379
Buildings, equipment & improvement, gross amount	3,311
Fair value of Concord resort land received	8,690
Accumulated depreciation	$ (497)
Depreciation life	40 years
Ritz Center 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,723
Buildings, equipment & improvement, initial cost	9,614
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,723
Buildings, equipment & improvement, gross amount	9,614
Fair value of Concord resort land received	11,337
Accumulated depreciation	$ (1,442)
Depreciation life	40 years
Stonybrook 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,979
Buildings, equipment & improvement, initial cost	6,567
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,979
Buildings, equipment & improvement, gross amount	6,567
Fair value of Concord resort land received	11,546
Accumulated depreciation	$ (985)
Depreciation life	40 years
The Greene 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,578
Buildings, equipment & improvement, initial cost	6,630
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,578
Buildings, equipment & improvement, gross amount	6,630
Fair value of Concord resort land received	8,208
Accumulated depreciation	$ (995)
Depreciation life	40 years
West Springfield 15 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,540
Buildings, equipment & improvement, initial cost	3,755
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,540
Buildings, equipment & improvement, gross amount	3,755
Fair value of Concord resort land received	6,295
Accumulated depreciation	$ (563)
Depreciation life	40 years
Western Hills 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,361
Buildings, equipment & improvement, initial cost	1,741
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	635
Buildings, equipment & improvement, gross amount	2,467
Fair value of Concord resort land received	3,102
Accumulated depreciation	$ (261)
Depreciation life	40 years
Hollywood Movies 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,951
Buildings, equipment & improvement, initial cost	10,684
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,951
Buildings, equipment & improvement, gross amount	10,684
Fair value of Concord resort land received	13,635
Accumulated depreciation	$ (1,469)
Depreciation life	40 years
Movies 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,052
Buildings, equipment & improvement, initial cost	1,968
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,052
Buildings, equipment & improvement, gross amount	1,968
Fair value of Concord resort land received	3,020
Accumulated depreciation	$ (271)
Depreciation life	40 years
Movies 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,917
Buildings, equipment & improvement, initial cost	3,319
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,917
Buildings, equipment & improvement, gross amount	3,319
Fair value of Concord resort land received	5,236
Accumulated depreciation	$ (456)
Depreciation life	40 years
Movies 14-Mishawaka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,399
Buildings, equipment & improvement, initial cost	5,454
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,399
Buildings, equipment & improvement, gross amount	5,454
Fair value of Concord resort land received	7,853
Accumulated depreciation	$ (750)
Depreciation life	40 years
Movies 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,873
Buildings, equipment & improvement, initial cost	3,245
Additions (dispositions) (impairments) subsequent to acquisition	2,104
Land, gross amount	1,873
Buildings, equipment & improvement, gross amount	5,349
Fair value of Concord resort land received	7,222
Accumulated depreciation	$ (481)
Depreciation life	40 years
Redding 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,044
Buildings, equipment & improvement, initial cost	4,500
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,044
Buildings, equipment & improvement, gross amount	4,500
Fair value of Concord resort land received	6,544
Accumulated depreciation	$ (619)
Depreciation life	40 years
Tinseltown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,238
Buildings, equipment & improvement, initial cost	5,162
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,238
Buildings, equipment & improvement, gross amount	5,162
Fair value of Concord resort land received	7,400
Accumulated depreciation	$ (710)
Depreciation life	40 years
Tinseltown 15 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,065
Buildings, equipment & improvement, initial cost	11,669
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,065
Buildings, equipment & improvement, gross amount	11,669
Fair value of Concord resort land received	12,734
Accumulated depreciation	$ (1,604)
Depreciation life	40 years
Tinseltown 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,356
Buildings, equipment & improvement, initial cost	11,533
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,356
Buildings, equipment & improvement, gross amount	11,533
Fair value of Concord resort land received	15,889
Accumulated depreciation	$ (1,586)
Depreciation life	40 years
Tinseltown 290 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,109
Buildings, equipment & improvement, initial cost	9,739
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,109
Buildings, equipment & improvement, gross amount	9,739
Fair value of Concord resort land received	13,848
Accumulated depreciation	$ (1,339)
Depreciation life	40 years
Tinseltown USA 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,598
Buildings, equipment & improvement, initial cost	13,207
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,598
Buildings, equipment & improvement, gross amount	13,207
Fair value of Concord resort land received	17,805
Accumulated depreciation	$ (1,816)
Depreciation life	40 years
Tinseltown USA and XD [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,134
Buildings, equipment & improvement, initial cost	11,220
Additions (dispositions) (impairments) subsequent to acquisition	(1,196)
Land, gross amount	2,938
Buildings, equipment & improvement, gross amount	11,220
Fair value of Concord resort land received	14,158
Accumulated depreciation	$ (1,543)
Depreciation life	40 years
Beach Movie Bistro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	1,736
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	1,736
Fair value of Concord resort land received	1,736
Accumulated depreciation	$ (796)
Depreciation life	40 years
Cinemagic & IMAX in Hooksett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,639
Buildings, equipment & improvement, initial cost	11,605
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,639
Buildings, equipment & improvement, gross amount	11,605
Fair value of Concord resort land received	14,244
Accumulated depreciation	$ (1,402)
Depreciation life	40 years
Cinemagic & IMAX in Saco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,508
Buildings, equipment & improvement, initial cost	3,826
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,508
Buildings, equipment & improvement, gross amount	3,826
Fair value of Concord resort land received	5,334
Accumulated depreciation	$ (462)
Depreciation life	40 years
Cinemagic in Merrimack [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 3,455
Land, initial cost	3,160
Buildings, equipment & improvement, initial cost	5,642
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,160
Buildings, equipment & improvement, gross amount	5,642
Fair value of Concord resort land received	8,802
Accumulated depreciation	$ (682)
Depreciation life	40 years
Cinemagic in Westbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,273
Buildings, equipment & improvement, initial cost	7,119
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,273
Buildings, equipment & improvement, gross amount	7,119
Fair value of Concord resort land received	9,392
Accumulated depreciation	$ (860)
Depreciation life	40 years
Mentorship Academy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	996
Buildings, equipment & improvement, initial cost	5,638
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	996
Buildings, equipment & improvement, gross amount	5,638
Fair value of Concord resort land received	6,634
Accumulated depreciation	$ (644)
Depreciation life	40 years
Ben Franklin Academy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	10,157
Additions (dispositions) (impairments) subsequent to acquisition	(134)
Land, gross amount	0
Buildings, equipment & improvement, gross amount	10,023
Fair value of Concord resort land received	10,023
Accumulated depreciation	$ (1,020)
Depreciation life	40 years
Bradley Academy of Excellence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	766
Buildings, equipment & improvement, initial cost	6,517
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	766
Buildings, equipment & improvement, gross amount	6,517
Fair value of Concord resort land received	7,283
Accumulated depreciation	$ (708)
Depreciation life	30 years
American Leadership Academy Member
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,580
Buildings, equipment & improvement, initial cost	6,418
Additions (dispositions) (impairments) subsequent to acquisition	2,509
Land, gross amount	2,580
Buildings, equipment & improvement, gross amount	8,927
Fair value of Concord resort land received	11,507
Accumulated depreciation	$ (784)
Depreciation life	40 years
Champions School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,253
Buildings, equipment & improvement, initial cost	4,834
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,253
Buildings, equipment & improvement, gross amount	4,834
Fair value of Concord resort land received	6,087
Accumulated depreciation	$ (514)
Depreciation life	40 years
Loveland Classical [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,494
Buildings, equipment & improvement, initial cost	3,857
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,494
Buildings, equipment & improvement, gross amount	3,857
Fair value of Concord resort land received	5,351
Accumulated depreciation	$ (410)
Depreciation life	40 years
PinstripesNorthbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	7,025
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	7,025
Fair value of Concord resort land received	7,025
Accumulated depreciation	$ (776)
Depreciation life	40 years
MagicValleyMallTheatre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	4,783
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	4,783
Fair value of Concord resort land received	4,783
Accumulated depreciation	$ (428)
Depreciation life	40 years
ProspectRidgeAcademy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,084
Buildings, equipment & improvement, initial cost	9,659
Additions (dispositions) (impairments) subsequent to acquisition	(169)
Land, gross amount	1,084
Buildings, equipment & improvement, gross amount	9,490
Fair value of Concord resort land received	10,574
Accumulated depreciation	$ (928)
Depreciation life	40 years
SkylinePhoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,060
Buildings, equipment & improvement, initial cost	8,140
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,060
Buildings, equipment & improvement, gross amount	8,140
Fair value of Concord resort land received	9,200
Accumulated depreciation	$ (1,057)
Depreciation life	40 years
Latitude30 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,510
Buildings, equipment & improvement, initial cost	5,061
Additions (dispositions) (impairments) subsequent to acquisition	983
Land, gross amount	4,510
Buildings, equipment & improvement, gross amount	6,044
Fair value of Concord resort land received	10,554
Accumulated depreciation	$ (746)
Depreciation life	30 years
Latitude39 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,298
Buildings, equipment & improvement, initial cost	6,321
Additions (dispositions) (impairments) subsequent to acquisition	2,257
Land, gross amount	4,377
Buildings, equipment & improvement, gross amount	8,499
Fair value of Concord resort land received	12,876
Accumulated depreciation	$ (551)
Depreciation life	40 years
TopGolfAllen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	10,007
Additions (dispositions) (impairments) subsequent to acquisition	1,151
Land, gross amount	0
Buildings, equipment & improvement, gross amount	11,158
Fair value of Concord resort land received	11,158
Accumulated depreciation	$ (1,387)
Depreciation life	29 years
TopGolfDallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	10,007
Additions (dispositions) (impairments) subsequent to acquisition	1,771
Land, gross amount	0
Buildings, equipment & improvement, gross amount	11,778
Fair value of Concord resort land received	11,778
Accumulated depreciation	$ (1,378)
Depreciation life	30 years
PinstripesOakbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	8,068
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	8,068
Fair value of Concord resort land received	8,068
Accumulated depreciation	$ (656)
Depreciation life	40 years
PacificHeritageAcademy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	897
Buildings, equipment & improvement, initial cost	4,488
Additions (dispositions) (impairments) subsequent to acquisition	(55)
Land, gross amount	897
Buildings, equipment & improvement, gross amount	4,433
Fair value of Concord resort land received	5,330
Accumulated depreciation	$ (395)
Depreciation life	40 years
Valley Academy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	475
Buildings, equipment & improvement, initial cost	4,939
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	475
Buildings, equipment & improvement, gross amount	4,939
Fair value of Concord resort land received	5,414
Accumulated depreciation	$ (659)
Depreciation life	40 years
Look Cinemas Prestonwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	12,146
Additions (dispositions) (impairments) subsequent to acquisition	750
Land, gross amount	0
Buildings, equipment & improvement, gross amount	12,896
Fair value of Concord resort land received	12,896
Accumulated depreciation	$ (815)
Depreciation life	40 years
Odyssey Institute [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	914
Buildings, equipment & improvement, initial cost	9,715
Additions (dispositions) (impairments) subsequent to acquisition	6,939
Land, gross amount	914
Buildings, equipment & improvement, gross amount	16,654
Fair value of Concord resort land received	17,568
Accumulated depreciation	$ (1,234)
Depreciation life	40 years
American Leadership Academy High School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,887
Buildings, equipment & improvement, initial cost	14,543
Additions (dispositions) (impairments) subsequent to acquisition	11,117
Land, gross amount	1,887
Buildings, equipment & improvement, gross amount	25,660
Fair value of Concord resort land received	27,547
Accumulated depreciation	$ (1,962)
Depreciation life	40 years
Regal Winrock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	13,733
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	13,733
Fair value of Concord resort land received	13,733
Accumulated depreciation	$ (715)
Depreciation life	40 years
Sandhills 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,709
Buildings, equipment & improvement, initial cost	4,747
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,709
Buildings, equipment & improvement, gross amount	4,747
Fair value of Concord resort land received	6,456
Accumulated depreciation	$ (415)
Depreciation life	40 years
North East Carolina Prep [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	350
Buildings, equipment & improvement, initial cost	12,560
Additions (dispositions) (impairments) subsequent to acquisition	3,037
Land, gross amount	350
Buildings, equipment & improvement, gross amount	15,597
Fair value of Concord resort land received	15,947
Accumulated depreciation	$ (1,192)
Depreciation life	40 years
TopGolf Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	12,403
Additions (dispositions) (impairments) subsequent to acquisition	394
Land, gross amount	0
Buildings, equipment & improvement, gross amount	12,797
Fair value of Concord resort land received	12,797
Accumulated depreciation	$ (992)
Depreciation life	40 years
Alamo Draft House Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,608
Buildings, equipment & improvement, initial cost	6,373
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,608
Buildings, equipment & improvement, gross amount	6,373
Fair value of Concord resort land received	8,981
Accumulated depreciation	$ (385)
Depreciation life	40 years
Carmike Champaign [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	9,381
Additions (dispositions) (impairments) subsequent to acquisition	125
Land, gross amount	0
Buildings, equipment & improvement, gross amount	9,506
Fair value of Concord resort land received	9,506
Accumulated depreciation	$ (495)
Depreciation life	40 years
Wisp Resort [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	8,394
Buildings, equipment & improvement, initial cost	15,910
Additions (dispositions) (impairments) subsequent to acquisition	3,207
Land, gross amount	9,708
Buildings, equipment & improvement, gross amount	17,803
Fair value of Concord resort land received	27,511
Accumulated depreciation	$ (3,323)
Depreciation life	40 years
Topgolf The Colony [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,004
Buildings, equipment & improvement, initial cost	13,665
Additions (dispositions) (impairments) subsequent to acquisition	(240)
Land, gross amount	4,004
Buildings, equipment & improvement, gross amount	13,425
Fair value of Concord resort land received	17,429
Accumulated depreciation	$ (671)
Depreciation life	40 years
Regal Virginia Gateway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	10,846
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	10,846
Fair value of Concord resort land received	10,846
Accumulated depreciation	$ (565)
Depreciation life	40 years
Chester Community Charter School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	518
Buildings, equipment & improvement, initial cost	5,900
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	518
Buildings, equipment & improvement, gross amount	5,900
Fair value of Concord resort land received	6,418
Accumulated depreciation	$ (411)
Depreciation life	30 years
Low Country Leadership Academy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	806
Buildings, equipment & improvement, initial cost	5,776
Additions (dispositions) (impairments) subsequent to acquisition	1,805
Land, gross amount	806
Buildings, equipment & improvement, gross amount	7,581
Fair value of Concord resort land received	8,387
Accumulated depreciation	$ (373)
Depreciation life	40 years
Children's Learning Adventure Lake Pleasant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	986
Buildings, equipment & improvement, initial cost	3,524
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	986
Buildings, equipment & improvement, gross amount	3,524
Fair value of Concord resort land received	4,510
Accumulated depreciation	$ (324)
Depreciation life	30 years
Camden Community Charter School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	548
Buildings, equipment & improvement, initial cost	10,569
Additions (dispositions) (impairments) subsequent to acquisition	6,886
Land, gross amount	548
Buildings, equipment & improvement, gross amount	17,455
Fair value of Concord resort land received	18,003
Accumulated depreciation	$ (947)
Depreciation life	30 years
Rittenhouse Excess Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,612
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	(1,845)
Land, gross amount	767
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	767
Accumulated depreciation	0
McKinley Academy Chicago [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	0
Land, initial cost	509
Buildings, equipment & improvement, initial cost	5,895
Additions (dispositions) (impairments) subsequent to acquisition	4,204
Land, gross amount	509
Buildings, equipment & improvement, gross amount	10,099
Fair value of Concord resort land received	10,608
Accumulated depreciation	$ (426)
Depreciation life	40 years
Learning Foundation & Performing Arts Academy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,336
Buildings, equipment & improvement, initial cost	6,593
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,336
Buildings, equipment & improvement, gross amount	6,593
Fair value of Concord resort land received	7,929
Accumulated depreciation	$ (371)
Depreciation life	40 years
Bella Mente Academy
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,283
Buildings, equipment & improvement, initial cost	3,354
Additions (dispositions) (impairments) subsequent to acquisition	1,168
Land, gross amount	1,283
Buildings, equipment & improvement, gross amount	4,522
Fair value of Concord resort land received	5,805
Accumulated depreciation	$ (226)
Depreciation life	40 years
Global Village Academy Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,205
Buildings, equipment & improvement, initial cost	6,350
Additions (dispositions) (impairments) subsequent to acquisition	(194)
Land, gross amount	1,205
Buildings, equipment & improvement, gross amount	6,156
Fair value of Concord resort land received	7,361
Accumulated depreciation	$ (403)
Depreciation life	40 years
Skyline Chandler [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,039
Buildings, equipment & improvement, initial cost	9,590
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,039
Buildings, equipment & improvement, gross amount	9,590
Fair value of Concord resort land received	10,629
Accumulated depreciation	$ (762)
Depreciation life	40 years
The Ambassador Theatre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 14,360
Land, initial cost	0
Buildings, equipment & improvement, initial cost	12,728
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	12,728
Fair value of Concord resort land received	12,728
Accumulated depreciation	$ (716)
Depreciation life	40 years
Learning Foundation & Performing Arts Academy [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	1,630
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	1,630
Fair value of Concord resort land received	1,630
Accumulated depreciation	$ (92)
Depreciation life	40 years
Camelback Mountain Resort [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	34,940
Buildings, equipment & improvement, initial cost	34,629
Additions (dispositions) (impairments) subsequent to acquisition	913
Land, gross amount	34,940
Buildings, equipment & improvement, gross amount	35,542
Fair value of Concord resort land received	70,482
Accumulated depreciation	$ (5,976)
Depreciation life	40 years
Hollywood 16 Theatre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	11,287
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,815
Buildings, equipment & improvement, gross amount	9,472
Fair value of Concord resort land received	11,287
Accumulated depreciation	$ (533)
Depreciation life	40 years
Tampa Veterans 24 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,700
Buildings, equipment & improvement, initial cost	23,483
Additions (dispositions) (impairments) subsequent to acquisition	8
Land, gross amount	1,700
Buildings, equipment & improvement, gross amount	23,491
Fair value of Concord resort land received	25,191
Accumulated depreciation	$ (1,747)
Depreciation life	40 years
Cantera Stadium 17 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	14,000
Buildings, equipment & improvement, initial cost	17,318
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	14,000
Buildings, equipment & improvement, gross amount	17,318
Fair value of Concord resort land received	31,318
Accumulated depreciation	$ (1,513)
Depreciation life	40 years
Topgolf Alpharetta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,608
Buildings, equipment & improvement, initial cost	16,616
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,608
Buildings, equipment & improvement, gross amount	16,616
Fair value of Concord resort land received	22,224
Accumulated depreciation	$ (623)
Depreciation life	40 years
Children's Learning Adventure Goodyear [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,308
Buildings, equipment & improvement, initial cost	7,275
Additions (dispositions) (impairments) subsequent to acquisition	11
Land, gross amount	1,308
Buildings, equipment & improvement, gross amount	7,286
Fair value of Concord resort land received	8,594
Accumulated depreciation	$ (433)
Depreciation life	30 years
Topgolf Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	16,942
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	16,942
Fair value of Concord resort land received	16,942
Accumulated depreciation	$ (635)
Depreciation life	40 years
American Intl School of Utah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	8,173
Buildings, equipment & improvement, initial cost	10,982
Additions (dispositions) (impairments) subsequent to acquisition	1,890
Land, gross amount	8,173
Buildings, equipment & improvement, gross amount	12,872
Fair value of Concord resort land received	21,045
Accumulated depreciation	$ (387)
Depreciation life	40 years
Topgolf Spring [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,928
Buildings, equipment & improvement, initial cost	14,522
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	4,928
Buildings, equipment & improvement, gross amount	14,522
Fair value of Concord resort land received	19,450
Accumulated depreciation	$ (605)
Depreciation life	40 years
Children's Learning Adventure Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,149
Buildings, equipment & improvement, initial cost	9,839
Additions (dispositions) (impairments) subsequent to acquisition	385
Land, gross amount	1,149
Buildings, equipment & improvement, gross amount	10,224
Fair value of Concord resort land received	11,373
Accumulated depreciation	$ (416)
Depreciation life	40 years
Alamo Draft House-Mission [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,077
Buildings, equipment & improvement, initial cost	12,914
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,077
Buildings, equipment & improvement, gross amount	12,914
Fair value of Concord resort land received	14,991
Accumulated depreciation	$ 0
Depreciation life	40 years
Children's Learning Adventure Coppell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,547
Buildings, equipment & improvement, initial cost	10,168
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,547
Buildings, equipment & improvement, gross amount	10,168
Fair value of Concord resort land received	11,715
Accumulated depreciation	$ (154)
Depreciation life	30 years
Children's Learning Adventure Durango [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	944
Buildings, equipment & improvement, initial cost	9,191
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	944
Buildings, equipment & improvement, gross amount	9,191
Fair value of Concord resort land received	10,135
Accumulated depreciation	$ (376)
Depreciation life	30 years
Children's Learnings Adventure Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	985
Buildings, equipment & improvement, initial cost	6,721
Additions (dispositions) (impairments) subsequent to acquisition	145
Land, gross amount	985
Buildings, equipment & improvement, gross amount	6,866
Fair value of Concord resort land received	7,851
Accumulated depreciation	$ (306)
Depreciation life	30 years
Cantera FEC [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	6,469
Additions (dispositions) (impairments) subsequent to acquisition	2,216
Land, gross amount	0
Buildings, equipment & improvement, gross amount	8,685
Fair value of Concord resort land received	8,685
Accumulated depreciation	$ (400)
Depreciation life	40 years
Franklin Academy Palm Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,323
Buildings, equipment & improvement, initial cost	15,824
Additions (dispositions) (impairments) subsequent to acquisition	(108)
Land, gross amount	3,323
Buildings, equipment & improvement, gross amount	15,716
Fair value of Concord resort land received	19,039
Accumulated depreciation	$ (525)
Depreciation life	30 years
Tiger 13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,314
Buildings, equipment & improvement, initial cost	8,951
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,314
Buildings, equipment & improvement, gross amount	8,951
Fair value of Concord resort land received	10,265
Accumulated depreciation	$ (336)
Depreciation life	40 years
iLEAD Charter School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,109
Buildings, equipment & improvement, initial cost	6,032
Additions (dispositions) (impairments) subsequent to acquisition	166
Land, gross amount	2,109
Buildings, equipment & improvement, gross amount	6,198
Fair value of Concord resort land received	8,307
Accumulated depreciation	$ (210)
Depreciation life	30 years
North Carolina Leadership Acad [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,362
Buildings, equipment & improvement, initial cost	8,182
Additions (dispositions) (impairments) subsequent to acquisition	(244)
Land, gross amount	1,362
Buildings, equipment & improvement, gross amount	7,938
Fair value of Concord resort land received	9,300
Accumulated depreciation	$ (380)
Depreciation life	40 years
Basis Private San Jose [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	9,966
Buildings, equipment & improvement, initial cost	25,535
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	9,966
Buildings, equipment & improvement, gross amount	25,535
Fair value of Concord resort land received	35,501
Accumulated depreciation	$ (1,068)
Depreciation life	40 years
Basis Private Brooklyn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	46,440
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	46,440
Fair value of Concord resort land received	46,440
Accumulated depreciation	$ (520)
Depreciation life	40 years
Topgolf San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	15,976
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	15,976
Fair value of Concord resort land received	15,976
Accumulated depreciation	$ (333)
Depreciation life	40 years
Children's Learning Adventure Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	762
Buildings, equipment & improvement, initial cost	6,987
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	762
Buildings, equipment & improvement, gross amount	6,987
Fair value of Concord resort land received	7,749
Accumulated depreciation	$ (564)
Depreciation life	30 years
Global Village Academy Fort Collins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	618
Buildings, equipment & improvement, initial cost	5,031
Additions (dispositions) (impairments) subsequent to acquisition	5,134
Land, gross amount	618
Buildings, equipment & improvement, gross amount	10,165
Fair value of Concord resort land received	10,783
Accumulated depreciation	$ (288)
Depreciation life	40 years
Topgolf Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	15,726
Additions (dispositions) (impairments) subsequent to acquisition	(67)
Land, gross amount	0
Buildings, equipment & improvement, gross amount	15,659
Fair value of Concord resort land received	15,659
Accumulated depreciation	$ (395)
Depreciation life	40 years
Topgolf Gilbert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	4,735
Buildings, equipment & improvement, initial cost	16,130
Additions (dispositions) (impairments) subsequent to acquisition	(267)
Land, gross amount	4,735
Buildings, equipment & improvement, gross amount	15,863
Fair value of Concord resort land received	20,598
Accumulated depreciation	$ (397)
Depreciation life	40 years
British School of Chicago [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,057
Buildings, equipment & improvement, initial cost	46,784
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,057
Buildings, equipment & improvement, gross amount	46,784
Fair value of Concord resort land received	49,841
Accumulated depreciation	$ (585)
Depreciation life	40 years
Wilson Prep Academy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	424
Buildings, equipment & improvement, initial cost	5,342
Additions (dispositions) (impairments) subsequent to acquisition	(71)
Land, gross amount	449
Buildings, equipment & improvement, gross amount	5,246
Fair value of Concord resort land received	5,695
Accumulated depreciation	$ (175)
Depreciation life	30 years
Children's Learning Adventure Gilbert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,295
Buildings, equipment & improvement, initial cost	9,192
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,295
Buildings, equipment & improvement, gross amount	9,192
Fair value of Concord resort land received	10,487
Accumulated depreciation	$ (264)
Depreciation life	30 years
Bedford Theater 7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 1,472
Land, initial cost	349
Buildings, equipment & improvement, initial cost	1,594
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	349
Buildings, equipment & improvement, gross amount	1,594
Fair value of Concord resort land received	1,943
Accumulated depreciation	$ (76)
Depreciation life	40 years
Seymour Stadium 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 2,513
Land, initial cost	1,028
Buildings, equipment & improvement, initial cost	2,291
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,028
Buildings, equipment & improvement, gross amount	2,291
Fair value of Concord resort land received	3,319
Accumulated depreciation	$ (103)
Depreciation life	40 years
Wilder Stadium 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 9,252
Land, initial cost	983
Buildings, equipment & improvement, initial cost	11,233
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	983
Buildings, equipment & improvement, gross amount	11,233
Fair value of Concord resort land received	12,216
Accumulated depreciation	$ (489)
Depreciation life	40 years
Bowling Green Stadium 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 8,681
Land, initial cost	1,241
Buildings, equipment & improvement, initial cost	10,222
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,241
Buildings, equipment & improvement, gross amount	10,222
Fair value of Concord resort land received	11,463
Accumulated depreciation	$ (453)
Depreciation life	40 years
New Albany Stadium 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 13,077
Land, initial cost	2,461
Buildings, equipment & improvement, initial cost	14,807
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,461
Buildings, equipment & improvement, gross amount	14,807
Fair value of Concord resort land received	17,268
Accumulated depreciation	$ (644)
Depreciation life	40 years
Clarksville Stadium 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 15,550
Land, initial cost	3,764
Buildings, equipment & improvement, initial cost	16,769
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,764
Buildings, equipment & improvement, gross amount	16,769
Fair value of Concord resort land received	20,533
Accumulated depreciation	$ (732)
Depreciation life	40 years
Lycoming Mall 12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 6,761
Land, initial cost	2,243
Buildings, equipment & improvement, initial cost	6,684
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,243
Buildings, equipment & improvement, gross amount	6,684
Fair value of Concord resort land received	8,927
Accumulated depreciation	$ (306)
Depreciation life	40 years
Noblesville Stadium 10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 6,315
Land, initial cost	886
Buildings, equipment & improvement, initial cost	7,453
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	886
Buildings, equipment & improvement, gross amount	7,453
Fair value of Concord resort land received	8,339
Accumulated depreciation	$ (329)
Depreciation life	40 years
Moline Stadium 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 9,199
Land, initial cost	1,963
Buildings, equipment & improvement, initial cost	10,183
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,963
Buildings, equipment & improvement, gross amount	10,183
Fair value of Concord resort land received	12,146
Accumulated depreciation	$ (448)
Depreciation life	40 years
O'Fallon Stadium 14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 6,351
Land, initial cost	1,046
Buildings, equipment & improvement, initial cost	7,342
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,046
Buildings, equipment & improvement, gross amount	7,342
Fair value of Concord resort land received	8,388
Accumulated depreciation	$ (321)
Depreciation life	40 years
McDonough Stadium 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 14,445
Land, initial cost	2,235
Buildings, equipment & improvement, initial cost	16,842
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,235
Buildings, equipment & improvement, gross amount	16,842
Fair value of Concord resort land received	19,077
Accumulated depreciation	$ (739)
Depreciation life	40 years
International Hotel Ventures, Inc. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 1,850
Land, initial cost	0
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	0
Accumulated depreciation	0
Impact Charter Elementary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	0
Land, initial cost	190
Buildings, equipment & improvement, initial cost	6,563
Additions (dispositions) (impairments) subsequent to acquisition	203
Land, gross amount	190
Buildings, equipment & improvement, gross amount	6,766
Fair value of Concord resort land received	6,956
Accumulated depreciation	$ (180)
Depreciation life	40 years
Bradford Preparatory School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,559
Buildings, equipment & improvement, initial cost	1,477
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,559
Buildings, equipment & improvement, gross amount	1,477
Fair value of Concord resort land received	3,036
Accumulated depreciation	$ (48)
Depreciation life	30 years
Horizon Science Academy South Chicago [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,544
Buildings, equipment & improvement, initial cost	6,074
Additions (dispositions) (impairments) subsequent to acquisition	2,121
Land, gross amount	1,544
Buildings, equipment & improvement, gross amount	8,195
Fair value of Concord resort land received	9,739
Accumulated depreciation	$ (225)
Depreciation life	40 years
Topgolf Overland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,519
Buildings, equipment & improvement, initial cost	17,330
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,519
Buildings, equipment & improvement, gross amount	17,330
Fair value of Concord resort land received	22,849
Accumulated depreciation	$ (208)
Depreciation life	40 years
Topgolf Centennial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,013
Buildings, equipment & improvement, initial cost	19,106
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,013
Buildings, equipment & improvement, gross amount	19,106
Fair value of Concord resort land received	22,119
Accumulated depreciation	$ (159)
Depreciation life	40 years
Topgolf Mid Town Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	8,143
Buildings, equipment & improvement, initial cost	17,289
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	8,143
Buildings, equipment & improvement, gross amount	17,289
Fair value of Concord resort land received	25,432
Accumulated depreciation	$ (180)
Depreciation life	40 years
Topgolf Dulles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	16,873
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	16,873
Fair value of Concord resort land received	16,873
Accumulated depreciation	$ (141)
Depreciation life	40 years
Phoenix Academy High School [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,298
Buildings, equipment & improvement, initial cost	7,322
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,298
Buildings, equipment & improvement, gross amount	7,322
Fair value of Concord resort land received	8,620
Accumulated depreciation	$ (87)
Depreciation life	40 years
Children's Learning Adventure Cedar Park [Domain]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,520
Buildings, equipment & improvement, initial cost	10,500
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,520
Buildings, equipment & improvement, gross amount	10,500
Fair value of Concord resort land received	12,020
Accumulated depreciation	$ (40)
Depreciation life	30 years
Children's Learning Adventure Centennial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,249
Buildings, equipment & improvement, initial cost	10,771
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,249
Buildings, equipment & improvement, gross amount	10,771
Fair value of Concord resort land received	12,020
Accumulated depreciation	$ (39)
Depreciation life	30 years
Topgolf Naperville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	8,824
Buildings, equipment & improvement, initial cost	20,279
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	8,824
Buildings, equipment & improvement, gross amount	20,279
Fair value of Concord resort land received	29,103
Accumulated depreciation	$ (169)
Depreciation life	40 years
Champion Fit Kids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,530
Buildings, equipment & improvement, initial cost	6,877
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,530
Buildings, equipment & improvement, gross amount	6,877
Fair value of Concord resort land received	8,407
Accumulated depreciation	$ (86)
Depreciation life	40 years
Topgolf Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	3,086
Buildings, equipment & improvement, initial cost	16,421
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	3,086
Buildings, equipment & improvement, gross amount	16,421
Fair value of Concord resort land received	19,507
Accumulated depreciation	$ (205)
Depreciation life	40 years
LowCountry Montessori [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	387
Buildings, equipment & improvement, initial cost	4,383
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	387
Buildings, equipment & improvement, gross amount	4,383
Fair value of Concord resort land received	4,770
Accumulated depreciation	$ (55)
Depreciation life	40 years
Topgolf Webster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,631
Buildings, equipment & improvement, initial cost	17,732
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,631
Buildings, equipment & improvement, gross amount	17,732
Fair value of Concord resort land received	23,363
Accumulated depreciation	$ (74)
Depreciation life	40 years
Topgolf Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	6,948
Buildings, equipment & improvement, initial cost	18,715
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	6,948
Buildings, equipment & improvement, gross amount	18,715
Fair value of Concord resort land received	25,663
Accumulated depreciation	$ 0
Depreciation life	40 years
Marketplace Digital Cinema 20 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	10,849
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	70
Land, gross amount	10,919
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	10,919
Accumulated depreciation	0
Global Village Academies Douglas County [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	0
Land, initial cost	2,190
Buildings, equipment & improvement, initial cost	6,815
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,190
Buildings, equipment & improvement, gross amount	6,815
Fair value of Concord resort land received	9,005
Accumulated depreciation	$ (72)
Depreciation life	40 years
Global Village International Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	279
Buildings, equipment & improvement, initial cost	1,017
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	279
Buildings, equipment & improvement, gross amount	1,017
Fair value of Concord resort land received	1,296
Accumulated depreciation	$ (21)
Depreciation life	30 years
Global Village International Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	467
Buildings, equipment & improvement, initial cost	1,248
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	467
Buildings, equipment & improvement, gross amount	1,248
Fair value of Concord resort land received	1,715
Accumulated depreciation	$ (24)
Depreciation life	30 years
Global Village International Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	291
Buildings, equipment & improvement, initial cost	823
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	291
Buildings, equipment & improvement, gross amount	823
Fair value of Concord resort land received	1,114
Accumulated depreciation	$ (15)
Depreciation life	30 years
Global Village International Castle Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	250
Buildings, equipment & improvement, initial cost	1,646
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	250
Buildings, equipment & improvement, gross amount	1,646
Fair value of Concord resort land received	1,896
Accumulated depreciation	$ (30)
Depreciation life	30 years
Global Village International Arvada [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	224
Buildings, equipment & improvement, initial cost	788
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	224
Buildings, equipment & improvement, gross amount	788
Fair value of Concord resort land received	1,012
Accumulated depreciation	$ (16)
Depreciation life	30 years
Macon Charter Academy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	401
Buildings, equipment & improvement, initial cost	7,883
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	401
Buildings, equipment & improvement, gross amount	7,883
Fair value of Concord resort land received	8,284
Accumulated depreciation	$ (92)
Depreciation life	40 years
Du Bois School of Arts and Technology [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,535
Buildings, equipment & improvement, initial cost	4,089
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,535
Buildings, equipment & improvement, gross amount	4,089
Fair value of Concord resort land received	5,624
Accumulated depreciation	$ (95)
Depreciation life	30 years
Strawbridge Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,544
Buildings, equipment & improvement, initial cost	6,478
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,544
Buildings, equipment & improvement, gross amount	6,478
Fair value of Concord resort land received	9,022
Accumulated depreciation	$ (135)
Depreciation life	40 years
Carmike Yulee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,036
Buildings, equipment & improvement, initial cost	6,934
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,036
Buildings, equipment & improvement, gross amount	6,934
Fair value of Concord resort land received	7,970
Accumulated depreciation	$ (144)
Depreciation life	40 years
Wintergreen Resort [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,739
Buildings, equipment & improvement, initial cost	16,126
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,739
Buildings, equipment & improvement, gross amount	16,126
Fair value of Concord resort land received	21,865
Accumulated depreciation	$ (795)
Depreciation life	40 years
Pineapple Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	782
Buildings, equipment & improvement, initial cost	6,212
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	782
Buildings, equipment & improvement, gross amount	6,212
Fair value of Concord resort land received	6,994
Accumulated depreciation	$ (56)
Depreciation life	40 years
Global Village International Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	293
Buildings, equipment & improvement, initial cost	663
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	293
Buildings, equipment & improvement, gross amount	663
Fair value of Concord resort land received	956
Accumulated depreciation	$ (6)
Depreciation life	30 years
Punch Bowl Social Schaumburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	598
Buildings, equipment & improvement, initial cost	5,372
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	598
Buildings, equipment & improvement, gross amount	5,372
Fair value of Concord resort land received	5,970
Accumulated depreciation	$ 0
Depreciation life	30 years
Regency 24 Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	5,080
Buildings, equipment & improvement, initial cost	22,064
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	5,080
Buildings, equipment & improvement, gross amount	22,064
Fair value of Concord resort land received	27,144
Accumulated depreciation	$ (504)
Depreciation life	25 years
Camelback Lodge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	0
Buildings, equipment & improvement, initial cost	120,354
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	120,354
Fair value of Concord resort land received	120,354
Accumulated depreciation	$ (1,255)
Depreciation life	40 years
Phoenix Academy II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,180
Buildings, equipment & improvement, initial cost	9,393
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,180
Buildings, equipment & improvement, gross amount	9,393
Fair value of Concord resort land received	10,573
Accumulated depreciation	$ (156)
Depreciation life	30 years
Regal Crystal Lake 16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	2,980
Buildings, equipment & improvement, initial cost	13,521
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	2,980
Buildings, equipment & improvement, gross amount	13,521
Fair value of Concord resort land received	16,501
Accumulated depreciation	$ (270)
Depreciation life	25 years
Bridgeton Charter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	153
Buildings, equipment & improvement, initial cost	2,392
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	153
Buildings, equipment & improvement, gross amount	2,392
Fair value of Concord resort land received	2,545
Accumulated depreciation	$ (13)
Depreciation life	40 years
Carrington Academy Kelly Mill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	956
Buildings, equipment & improvement, initial cost	1,850
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	956
Buildings, equipment & improvement, gross amount	1,850
Fair value of Concord resort land received	2,806
Accumulated depreciation	$ (15)
Depreciation life	30 years
Carrington Academy Majors Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,262
Buildings, equipment & improvement, initial cost	2,038
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,262
Buildings, equipment & improvement, gross amount	2,038
Fair value of Concord resort land received	3,300
Accumulated depreciation	$ (17)
Depreciation life	30 years
Alamo Draft House Laredo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	1,353
Buildings, equipment & improvement, initial cost	7,886
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	1,353
Buildings, equipment & improvement, gross amount	7,886
Fair value of Concord resort land received	9,239
Accumulated depreciation	$ 0
Depreciation life	40 years
Development property [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	$ 0
Land, initial cost	378,920
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	378,920
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	378,920
Accumulated depreciation	0
Land held for development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	0
Land, initial cost	23,610
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	23,610
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	23,610
Accumulated depreciation	0
Unsecured revolving credit facility [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	196,000
Land, initial cost	0
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	0
Accumulated depreciation	0
Senior unsecured notes payable [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	1,525,000
Land, initial cost	0
Buildings, equipment & improvement, initial cost	0
Additions (dispositions) (impairments) subsequent to acquisition	0
Land, gross amount	0
Buildings, equipment & improvement, gross amount	0
Fair value of Concord resort land received	0
Accumulated depreciation	$ 0